INVESTMENTS IN AFFILIATES AND OTHER EQUITY SECURITIES	12 Months Ended
Dec. 31, 2021
INVESTMENTS IN AFFILIATES AND OTHER EQUITY SECURITIES
INVESTMENTS IN AFFILIATES AND OTHER EQUITY SECURITIES

12.    INVESTMENTS IN AFFILIATES AND OTHER EQUITY SECURITIES

Investments accounted for under the equity method.

On February 26, 2017, JinkoSolar signed a shareholder agreement with AxiaPower Holdings B.V. (“Axia”), a subsidiary of Marubeni Corporation, to jointly invest in and establish a company named SweihanSolar Holding Company Limited (“SSHC”) to hold 40% equity interest of Sweihan PV Power Company P.J.S.C (“the Project Company”), which develops and operates solar power projects in Dubai. In April 2019, JinkoSolar made pro rata additional capital injection to SSHC with the amount of RMB295 million. JinkoSolar holds 50% equity interest in the SSHC and accounts for its investment using the equity method. JinkoSolar’s share of SSHC’s results of operations is included in equity (loss)/income in affiliated companies in the Group’s consolidated statements of operations, with a loss of RMB47,852,250, a loss of RMB50,227,012 and an income of RMB308,287,596 for the years ended December 31, 2019, 2020 and 2021, respectively. JinkoSolar sold modules of 64.4 MW, 32.2 MW and nil and recognized revenue of RMB144.3 million, RMB51.2 million and nil on sales to the Project Company (Note 28) during the years ended December 31, 2019, 2020 and 2021, respectively. Profit/(loss) amounted to RMB5,943,014, RMB(219,837) and RMB(1,267,641) in connection with the intercompany transactions with the Project Company was eliminated during the years ended December 31, 2019, 2020 and 2021, respectively. The Group received dividend in cash from SSHC with the amount of RMB15,597,932 and RMB23,212,799 during the year of 2020 and 2021, respectively, which were recorded as reductions of the carrying amount of the investment. The carrying value of this investment was RMB184,873,397 and RMB223,868,835 as of December 31, 2020 and 2021.

On March 30, 2017, JinkoSolar signed a shareholder agreement with Yangzhou Tiansheng PV-Tech Co., Ltd., a Chinese PV enterprise, to jointly invest in and establish Jinko-Tiansheng to process and assemble PV modules as OEM manufacturer in Jiangsu province, China. JinkoSolar holds 30% equity interest in Jinko-Tiansheng and accounts for its investment using the equity method. JinkoSolar’s share of Jinko-Tiansheng’s results of operations is included in equity (loss)/income in affiliated companies in the Group’s consolidated statements of operations, with a loss of RMB1,002,465, RMB5,312,252 and RMB22,862,022 for the years ended December 31, 2019, 2020 and 2021, respectively. Jinko Tiansheng charged processing fee amounted to RMB39,565,882, RMB27,485,358 and RMB5,309,767 to the Company for its OEM services provided (Note 28) during the years ended December 31, 2019, 2020 and 2021, respectively. (Loss)/profit amounted to RMB(1,801,626), RMB2,562,378 and RMB(3,745,542) due to the intercompany transactions with Jinko Tiansheng was eliminated for the years ended December 31, 2019, 2020 and 2021, respectively. The carrying value of this investment was RMB9,384,142 and RMB2,525,535 as of December 31, 2020 and 2021, respectively. The Group entered into a share purchase agreement to dispose all of its equity interest in Jinko-Tiansheng to Jinko-Tiansheng’s other shareholders in November 2021. The carrying value of the Group’s investment in Jinko-Tiansheng which met recognition criteria in ASC 360-10-45-9 was reclassified as a held for sale asset as of December 31, 2021.

On June 18, 2021, JinkoSolar signed a shareholder agreement with Xinte Energy Co., Ltd. and JA Solar Co., Ltd to jointly invest in and establish a company named Xinte Silicon Co., Ltd. (“Xinte Silicon”) to produces polysilicon materials. JinkoSolar made capital injection in cash with the total amount of RMB315 million during the year of 2021. JinkoSolar holds 9% equity interest in Xinte Silicon. JinkoSolar can exercise significant influence on Xinte Silicon and accounts for its investment using the equity method. JinkoSolar’s share of Xinte Silicon’s results of operations is included in equity (loss)/income in affiliated companies in the Group’s consolidated statements of operations, with a loss of RMB36,037 for the year ended December 31, 2021. The carrying value of this investment was RMB314,996,757 as of December 31, 2021.

Equity securities without readily determinable fair values

In May 2012, the Group acquired a 9% stake in Heihe Hydropower Development Co., Ltd, a company in Gansu province, China, for a consideration of RMB7,200,000. Such equity securities without readily determinable fair values are measured and recorded using a measurement alternative that measures the securities at cost as adjusted for observable price changes and impairments with the amount of RMB7,200,000 as of December 31, 2019. The Group disposed such equity securities to a third party in the third quarter of 2020 with the consideration of RMB7,200,000, offsetting against the payable balance due to the third party.

In October 2021, the Group made capital injection in cash with the amount of RMB65 million in Shenzhen Laplace Energy Technology Co., Ltd. (“Laplace”), a company in Guangdong province, China, and owns 2.88% equity interests. Such equity securities without readily determinable fair values are measured and recorded using a measurement alternative that measures the securities at cost as adjusted for observable price changes and impairments.

In December 2021, the Group made capital injection in cash with the amount of RMB30 million in Ningxia Xiaoniu Automation Equipment Co., Ltd. (“Xiaoniu”), a company in Ningxia hui autonomous region, China, and owns 0.9375% equity interests. Pursuant to the investment agreement, the Group is entitled to redeem its equity interests in Xiaoniu (in whole or in part) if Xiaoniu does not submit initial public offering application documents before December 31, 2024 or does not achieve successful initial public offering before December 31, 2026. As the equity interests are not mandatorily redeemable by the investee company, nor can be redeemed purely at the request of the investor, the investment was recorded as equity securities. Such equity securities without readily determinable fair values are measured and recorded using a measurement alternative that measures the securities at cost as adjusted for observable price changes and impairments.

There was no re-measurement gain or loss being recognized in connection with equity investments accounted for using the measurement alternative for the years ended December 31, 2019, 2020 and 2021.